COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended		49 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Line Items]
Principal amount of loan disputed in lawsuit	$ 100,000	$ 100,000
Rent expense		269,790	77,045	346,835
Promissory note for restricted Company shares issued to CleanFutures for a noncompete agreement		1,850,000
Chief Executive Officer
COMMITMENTS AND CONTINGENCIES [Line Items]
Base salary, per year		220,000
President
COMMITMENTS AND CONTINGENCIES [Line Items]
Base salary, per year		250,000
Chief Financial Officer and Secretary
COMMITMENTS AND CONTINGENCIES [Line Items]
Base salary, per year		170,000
Maximum shares that may be purchased		1,000,000		1,000,000
Share purchase price		$ 0.26		$ 0.26
Optins vesting term		Initial vesting of 100,000 shares, 43,750 shares for each of quarters 1-12, and 93,750 shares for each of quarters 13-16
Chief Operating Officer and Director [Member]
COMMITMENTS AND CONTINGENCIES [Line Items]
Base salary, per year		$ 120,000